Prior Year Restatement and Opening Balance Adjustments - Group Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Intangible assets	£ 14,385	£ 14,447	£ 14,447	£ 15,029
Property, plant and equipment	17,835	17,000	17,000	16,498
Trade and other receivables	445	431	317	360
Non-current contract assets	249	198
Deferred tax assets	1,347	1,326	1,326	1,717
Other non-current assets		1,403	1,403
Non current assets	35,843	34,805	34,493	35,497
Current assets
Trade and other receivables	3,222	3,677	4,014	3,835
Current contract assets	1,353	1,417
Cash and cash equivalents	1,666	528	528	528
Other current assets		3,807	3,807
Current assets	10,444	9,429	8,349	6,875
Current liabilities
Loans and other borrowings	2,100	2,281	2,281	2,632
Trade and other payables	5,790	5,759	7,168	7,437
Current contract liabilities	1,225	1,406
Current tax liabilities	15	331	83	197
Other current liabilities		653	653
Current liabilities	9,602	10,430	10,185	10,925
Total assets less current liabilities	36,685	33,804	32,657	31,447
Non-current liabilities
Loans and other borrowings	14,776	11,994	11,994	10,081
Non-current contract liabilities	200	87
Retirement benefit obligations	7,182	6,847	6,847	9,088
Other non-current liabilities		3,905	3,905
Non-current liabilities	26,518	22,833	22,746	23,112
Equity
Share capital	499	499	499	499
All other reserves		8,046	8,046
Retained earnings	3,919	2,426	1,366	(650)
Total equity	10,167	10,971	9,911	8,335	£ 10,112
Total equity and Liabilities	£ 36,685	£ 33,804	32,657	£ 31,447
IFRS 9 and 15 Adjustment [Member]
Non-current assets
Trade and other receivables			114
Non-current contract assets			198
Non current assets			312
Current assets
Trade and other receivables			(337)
Current contract assets			1,417
Current assets			1,080
Current liabilities
Trade and other payables			(1,409)
Current contract liabilities			1,406
Current tax liabilities			248
Current liabilities			245
Total assets less current liabilities			1,147
Non-current liabilities
Non-current contract liabilities			87
Non-current liabilities			87
Equity
Retained earnings			1,060
Total equity			1,060
Total equity and Liabilities			1,147
As Published [Member]
Non-current assets
Intangible assets			14,447
Property, plant and equipment			17,000
Trade and other receivables			317
Deferred tax assets			1,243
Other non-current assets			1,403
Non current assets			34,410
Current assets
Trade and other receivables			4,014
Cash and cash equivalents			528
Other current assets			3,807
Current assets			8,349
Current liabilities
Loans and other borrowings			2,281
Trade and other payables			7,168
Current tax liabilities			83
Other current liabilities			653
Current liabilities			10,185
Total assets less current liabilities			32,574
Non-current liabilities
Loans and other borrowings			11,994
Retirement benefit obligations			6,371
Other non-current liabilities			3,905
Non-current liabilities			22,270
Equity
Share capital			499
All other reserves			8,046
Retained earnings			1,759
Total equity			10,304
Total equity and Liabilities			32,574
Pension Restatement [Member]
Non-current assets
Deferred tax assets			83
Non current assets			83
Current liabilities
Total assets less current liabilities			83
Non-current liabilities
Retirement benefit obligations			476
Non-current liabilities			476
Equity
Retained earnings			(393)
Total equity			(393)
Total equity and Liabilities			£ 83